Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 6 – NOTES PAYABLE

On August 28, 2019, the Company issued a senior convertible note ("Note") to M2 Equity Partners ("Holder"), pursuant to which the Holder agreed to advance the Company $1,000,000 in three equal installments, with the final installment advanced on October 30, 2019. The Note matures on August 28, 2020 and is the senior obligation of the Company. The Note's principal balance of $1,000,000 bears interest at a rate of 10% per annum and interest payments are payable on a monthly basis. The funds from this loan were distributed in three parts with $333,333 being issued on August 30, 2019, September 30, 2019 and October 30, 2019. An additional $497,000 was received in excess of the original note as of December 31, 2019. These amounts were subject to the same terms as the original note. An additional $1,140,000 was received in excess of the original note during the first quarter of 2020. The principal of the note was amended on January 31, 2020 to be $2,637,000. This amendment also changed the maturity date of the note to February 14, 2021. As of March 31, 2020, the Company had received $2,637,000 in funds from the note. Pursuant to the Note, the Holder has the right to convert all or part of the Note to shares of common stock of the Company at a price equivalent to a value of $0.50 per share of common stock on an as-converted basis. As additional consideration for entering into the exchange, the Company issued to the Holder a three-year warrant to purchase 4,500,000 shares of the Company's common stock at an exercise price of $0.05. The Company also recognized a derivative liability in connection with the note valued at $567,335 as of December 31, 2019 and $558,160 as of March 31, 2020. The derivative occurred due to anti-dilution provisions contained in the conversion feature of the note.

To determine how to account for the modification of the Note, the Company performed a net present value test to compare the old note with the new note discounted at the effective interest rate of the original note. Since the change in the net present value between the two notes exceeded 10% of the value of the original note, the note modification needed to be accounted for as an extinguishment of debt. As part of this the Company recognized a $810,518 loss on the extinguishment of debt for the old note. The loss is due to $1,497,000 from the extinguishment of the note, $311,360 from the extinguishment of the derivative offset by $499,505 from the extinguishment of the debt discount and $2,119,373 from the recognition of the new note. The Company recognized a debt discount on the new note of $528,603 at the date of issuance. The Company recognized $83,464 in amortization on the debt discount during the three months ended March 31, 2020, leaving a remaining debt discount of $445,139 at March 31, 2020.

In addition, as an inducement to enter into the Note and to fund each advance thereunder, the Company entered into a security agreement with the Holder executed concurrently with the Note (the "Security Agreement"). Pursuant to the Security Agreement, the Company granted the Holder a first priority security interest in certain assets of the Company (the "Collateral") for the benefit of the Holder to secure the Company's obligations under the Note. The occurrence of any event of default under the Note, as well as the Company's failure to observe or perform its obligations under the Security Agreement and such failure goes uncured for five days after receiving notice, constitutes an event of default under the Security Agreement. If an event of default under the Security Agreement occurs, the Holder is entitled to certain rights, including the right to take possession of the Collateral and the right to operate the business of the Company using the Collateral. The Security Agreement terminates when all payments under the Note have been made in full or upon conversion. Matthew Atkinson, a member of M2 owns approximately 5.98% of the Company's common stock. The Company will also be required to appoint a member of M2 to the Board of Directors of the Company for the duration of the term of the debt. The Company will also make an appointment to the Company's Board of Directors and audit committee.

During the year ended December 31, 2019, the Company entered into a loan agreement with the Company's CFO, Brian Hayek. Pursuant to the Loan Agreement, the Company issued Mr. Hayek a Secured Convertible Note in the principal amount of $188,743 with an interest rate of 10%. As of March 31, 2020, the amount due on this loan was $184,667. The note is convertible into shares of the Company's equity securities at a price of $0.50 per share or preferred stock designated by the parties in an amount equivalent to a value of $0.50 per share on an as converted basis. The obligation of the Note is an obligation of the Company other than obligations specifically designated otherwise by the Company. In addition, the Company issued Mr. Hayek warrants to purchase 500,000 shares of the Company's common stock at an exercise price of $0.50 per share which warrants terminate five years after their issuance. As part of this loan the Company recognized the intrinsic value of a beneficial conversion feature resulting in a debt discount of $102,111 as of the date of issuance. The Company had a remaining debt discount of $101,831 at December 31, 2019. The Company recognized $25,458 in amortization on the debt discount during the three months ended March 31, 2020, leaving a remaining debt discount of $76,373 at March 31, 2020.

On December 31, 2019, the Company entered into a loan agreement with a Director of the Company, Christian Schenk, pursuant to which Mr. Schenk extended a loan to the Company in the amount of $50,000 with an interest rate of 10%. In connection with this loan, the Company issued Mr. Schenk a secured convertible note. The note is convertible into equity of the Company at a price of $0.50 per share of common stock. The note was funded with the proceeds from the settlement of $30,000 in accounts payable to Truck That, LLC and a check from Truck That, LLC in the amount of $20,000 (see Note 9). In addition, the Company issued Mr. Schenk warrants to purchase 150,000 shares of the Company's common stock at an exercise price of $0.50 per share which warrants terminate five years after their issuance. As part of this loan the Company recognized the intrinsic value of a beneficial conversion feature resulting in a debt discount of $28,585 as of the date of issuance. The Company had a remaining debt discount of $28,507 at December 31, 2019.The Company recognized $7,127 in amortization on the debt discount during the three months ended March 31, 2020, leaving a remaining debt discount of $21,380 at March 31, 2020.

NOTE 6 – NOTES PAYABLE

On November 7, 2017 the Company issued a promissory note for $75,000 that accrues interest of 6% annually. The promissory note is due on the earlier of January 31, 2018 or in the event of default, as such term is defined in the agreement. The terms of the promissory note provide that the principal amount of the note is convertible into the same security that is sold and issued in the next Qualified Financing Round completed by the Company, except that the conversion price shall be at a ten percent (10%) discount to the equity price per share raised in such Qualified Financing Round. Qualified Financing Round is defined as an equity financing of the Company that is consummated during the term of the promissory note which results in gross proceeds of not less than $925,000. The note was fully paid off in January 2019.

On February 1, 2018, the Company entered into a convertible bridge loan agreement providing for a loan in the principal amount of $50,000 to the Company. The loan bears interest at the rate of 6% annually and is convertible into shares of the Company's common stock at a 10% discount to the equity price per share that is sold and issued in the next Qualified Financing Round completed by the Company. Qualified Financing Round is defined as an equity financing of the Company that is consummated during the term of the loan which results in gross proceeds of not less than $925,000. In connection with the loan, the Company issued to the lender a three-year warrant to purchase 12,500 shares of common stock of the Company at an exercise price of $0.50 per share. The bridge loan was due on March 31, 2018. In March 2019, the Company entered into a debt cancellation agreement with the lender pursuant to which the Company agreed to issue to the lender 375,000 shares of the Company's common stock and a three year warrant to purchase 25,000 shares of the Company's common stock at an exercise price of $0.20. The Company recorded a loss on extinguishment of debt of $225 related to the cancellation.

On October 25, 2018, the Company issued a convertible promissory note in the principal amount of $50,000 which is convertible into shares of the Company's common stock at a price of $0.20 per share. This note accrues interest of 8% annually and had a maturity date of October 25, 2019. During the second quarter of 2019, the note was converted into 261,665 shares of the Company's common stock.

On August 28, 2019, the Company issued a senior convertible note ("Note") to M2 Equity Partners ("Holder"), pursuant to which the Holder agreed to advance the Company $1,000,000 in three equal installments, with the final installment advanced on October 30, 2019. The Note matures on August 28, 2020 and is the senior obligation of the Company. The Note's principal balance of $1,000,000 bears interest at a rate of 10% per annum and interest payments are payable on a monthly basis. The funds from this loan were distributed in three parts with $333,333 being issued on August 30, 2019, September 30, 2019 and October 30, 2019. The principal of the note was amended on January 31, 2020 to be $2,635,000 with the full balance of the note received on February 14, 2020. This amendment also changed the maturity date of the note to February 14, 2021. As of December 31, 2019, the Company had received $1,497,000 in funds from the note. Pursuant to the Note, the Holder has the right to convert all or part of the Note to shares of common stock of the Company at a price equivalent to a value of $0.50 per share of common stock on an as-converted basis. As additional consideration, the Company issued to the Holder a three-year warrant to purchase 4,500,000 shares of the Company's common stock at an exercise price of $0.05. The company also recognized a derivative liability in connection with the note valued at $306,762 as of December 31, 2019.

In addition, as an inducement to enter into the Note and to fund each advance thereunder, the Company entered into a security agreement with the Holder executed concurrently with the Note (the "Security Agreement"). Pursuant to the Security Agreement, the Company granted the Holder a first priority security interest in certain assets of the Company (the "Collateral") for the benefit of the Holder to secure the Company's obligations under the Note. The occurrence of any event of default under the Note, as well as the Company's failure to observe or perform its obligations under the Security Agreement and such failure goes uncured for five days after receiving notice, constitutes an event of default under the Security Agreement. If an event of default under the Security Agreement occurs, the Holder is entitled to certain rights, including the right to take possession of the Collateral and the right to operate the business of the Company using the Collateral. The Security Agreement terminates when all payments under the Note have been made in full. Matthew Atkinson, a member of M2 owns approximately 5.98% of the Company's common stock.

On September 27, 2019, the Company entered into a settlement agreement with Chris Boudreau, the Company's former Chief Executive Officer, pursuant to which the Company was required to repurchase 12,272,616 shares of the Company's common stock from Mr. Boudreau at a per share purchase price of approximately $0.01, totaling an aggregate purchase price of $122,726 (the "Settlement Agreement"). Pursuant to the Settlement Agreement, the Company was required to pay Mr. Boudreau in twelve monthly instalments of $10,227 starting October 1, 2019. As of December 31, 2019, the Company is in default on these payments. Additionally, Mr. Boudreau also forfeited options to purchase an aggregate of 1,538,910 shares of the Company's common stock and warrants to purchase an aggregate of 2,000,000 shares of the Company's common stock. Mr. Boudreau also forfeited a $23,726 loan to the Company resulting in a gain on extinguishment of debt.

During the year ended December 31, 2019, the Company entered into a loan agreement with the Company's CFO, Brian Hayek. Pursuant to the Loan Agreement, the Company issued Mr. Hayek a Secured Convertible Note in the principal amount of $188,743 with an interest rate of 10%. As of December 31, 2019, the amount due on this loan was $184,667. The note is convertible into shares of the Company's equity securities at a price of $.50 per share or preferred stock designated by the parties in an amount equivalent to a value of $.50 per share on an as converted basis. The obligation of the Note is an obligation of the Company other than obligations specifically designated otherwise by the Company. In addition, the Company issued Mr. Hayek warrants to purchase 500,000 shares of the Company's common stock at an exercise price of $.50 per share which warrants terminate five years after their issuance. As part of this loan the Company recognized the intrinsic value of a beneficial conversion feature leading to a debt discount of $86,632 as of December 31, 2019.

On December 31, 2019, the Company entered into a loan agreement with a Director of the Company, Christian Schenk, pursuant to which Mr. Schenk extended a loan to the Company in the amount of $50,000 with an interest rate of 10%. In connection with this loan, the Company issued Mr. Schenk a secured convertible note. The note is convertible into equity of the Company at a valuation equal to a price of $.50 per share of common stock. The note was funded with the proceeds from $30,000 in accounts payable to Truck That, LLC and a check from Truck That, LLC in the amount of $20,000 (see Note 9). In addition, the Company issued Mr. Schenk warrants to purchase 150,000 shares of the Company's common stock at an exercise price of $.50 per share which warrants terminate five years after their issuance. As part of this loan the Company recognized the intrinsic value of a beneficial conversion feature leading to a debt discount of $21,415 as of December 31, 2019.